UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

File No. 033-14363
File No. 811-05162

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/X/

Pre-Effective Amendment No. _____	/ /

Post-Effective Amendment No. 77	/X/

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	/X/

Amendment No. 77

(Check appropriate box or boxes)

DELAWARE VIP TRUST
(Exact Name of Registrant as Specified in Charter)

2005 Market Street, Philadelphia, Pennsylvania	19103-7094
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code:	(800) 523-1918

David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

/X/	immediately upon filing pursuant to paragraph (b)
/ /	on (date) pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/ /	on (date) pursuant to paragraph (a)(1)
/ /	75 days after filing pursuant to paragraph (a)(2)
/ /	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

/ /	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The information in this filing relates solely to the Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Core Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series, series of the Registrant. Information relating to other series of the Registrant is not amended or superseded hereby.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia and Commonwealth of Pennsylvania on this 16th day of May, 2019.

DELAWARE VIP TRUST

By:	/s/ Shawn K. Lytle
Shawn K. Lytle
President/Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature		Title	Date

/s/ Shawn K. Lytle		President/Chief Executive Officer	May 16, 2019
Shawn K. Lytle		(Principal Executive Officer) and Trustee

Jerome D. Abernathy	*	Trustee	May 16, 2019
Jerome D. Abernathy

Thomas L. Bennett	*	Chair and Trustee	May 16, 2019
Thomas L. Bennett

Ann D. Borowiec	*	Trustee	May 16, 2019
Ann D. Borowiec

Joseph W. Chow	*	Trustee	May 16, 2019
Joseph W. Chow

John A. Fry	*	Trustee	May 16, 2019
John A. Fry

Lucinda S. Landreth	*	Trustee	May 16, 2019
Lucinda S. Landreth

Frances A. Sevilla-Sacasa	*	Trustee	May 16, 2019
Frances A. Sevilla-Sacasa

Thomas K. Whitford	*	Trustee	May 16, 2019
Thomas K. Whitford

Christianna Wood	*	Trustee	May 16, 2019
Christianna Wood

Janet L. Yeomans	*	Trustee	May 16, 2019
Janet L. Yeomans

Richard Salus	*	Senior Vice President/Chief Financial Officer	May 16, 2019
Richard Salus		(Principal Financial Officer)

*By: /s/ Shawn K. Lytle
Shawn K. Lytle
as Attorney-in-Fact for each of the persons indicated
(Pursuant to Powers of Attorney previously filed)

INDEX TO EXHIBITS
(Delaware VIP Trust N-1A)

Exhibit No.	Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase